Information on Subsidiaries	12 Months Ended
Dec. 31, 2021
Information on Subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
37 –
Information on Subsidiaries
Composition of the Group
Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.
The Group consists of 563 (2020: 628) consolidated entities, thereof 225 (2020: 242) consolidated structured entities. 376 (2020: 420) of the entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital). Third parties also hold ownership interests in 187 (2020: 208) of the consolidated entities (non-controlling interests). As of December 31, 2021 and 2020, one subsidiary has material non-controlling interests. Non-controlling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.
Subsidiaries with material non-controlling interests
	Dec 31, 2021	Dec 31, 2020
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by non-controlling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2021	Dec 31, 2020
Net income attributable to non-controlling interests	161	117
Accumulated non-controlling interests of the subsidiary	1,545	1,412
Dividends paid to non-controlling interests	74	69
Summarized financial information:
Total assets	11,611	10,448
Total liabilities	4,166	3,685
Total net revenues	2,720	2,237
Net income (loss)	782	558
Total comprehensive income (loss), net of tax	1,064	259

Significant restrictions to access or use the Group’s assets
Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.
The following restrictions impact the Group’s ability to use assets:
  – The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities.
  – The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities.
  – Regulatory and central bank requirements or local corporate laws may restrict the Group’s ability to transfer assets to or from other entities within the Group in certain jurisdictions.
Restricted assets
	Dec 31, 2021		Dec 31, 2020
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	180,942	196	152,143	153
Financial assets at fair value through profit or loss	491,233	55,325	527,980	52,494
Financial assets at fair value through other comprehensive income	28,979	6,648	55,834	8,110
Loans at amortized cost	472,069	79,764	426,691	78,144
Other	151,482	3,233	162,313	3,316
Total	1,324,705	145,166	1,324,961	142,217

The table above excludes assets that are not encumbered at an individual entity level but which may be subject to restrictions in terms of their transferability within the Group. Such restrictions may be based on local connected lending requirements or similar regulatory restrictions. In this situation, it is not feasible to identify individual balance sheet items that cannot be transferred. This is also the case for regulatory minimum liquidity requirements. The Group identifies the volume of liquidity reserves in excess of local stress liquidity outflows. The aggregate amount of such liquidity reserves that are considered restricted for this purpose is € 25.5 billion as of December 31, 2021 (as of December 31, 2020: € 43.5 billion).